3. PRINCIPLES OF CONSOLIDATION	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
PRINCIPLES OF CONSOLIDATION
3.	PRINCIPLES OF CONSOLIDATION

The year end of the financial statements of subsidiaries and jointly-controlled entities is the same as Cemig’s year end. Accounting practices are applied uniformly in line with those used by Cemig.

The following subsidiaries are included in the consolidated financial statements:

Subsidiary	Form of valuation	2020		Form of valuation	2019
		Direct interest, %	Indirect interest, %		Direct interest, %	Indirect interest, %
Cemig Geração e Transmissão	Consolidation	100.00	—	Consolidation	100.00	—
Cemig Distribuição	Consolidation	100.00	—	Consolidation	100.00	—
Gasmig	Consolidation	99.57	—	Consolidation	99.57	—
Cemig Geração Distribuída (Usina Térmica Ipatinga) (1)	—	—	—	Consolidation	100.00	—
Cemig Sim (Efficientia) (2)	Consolidation	100.00	—	Consolidation	100.00	—
Centroeste (3)	Consolidation	100.00	—	Equity method	51.00	—
(1)	On October 19, 2020, an Extraordinary General Meeting of Shareholders approved the merger of this wholly-owned subsidiary, at book value, and as a result the investee ceased to exist and the Company took over of all its rights and liabilities.
(2)	On April 14, 2020, the Annual Shareholders General Meeting decided to change this subsidiary’s By-laws, changing the name of this subsidiary to Cemig Soluções Inteligentes em Energia S.A.-Cemig Sim.
(3)	On January 13, 2020, the Company concluded acquisition of the equity interest of 49% of the share capital held by Eletrobras in Centroeste, resulting in its now holding 100% of that investee. More details see notes 1 and 16.

a)	Subsidiaries, jointly-controlled and affiliated entities

The financial statements of subsidiaries are included in the consolidated financial statements as from the date on which control is obtained, until the date on which control ceases. The assets, liabilities and profit (loss) of the subsidiaries are consolidated using full consolidation. The accounting policies of the subsidiaries and jointly-controlled entities are aligned with the policies adopted by the Company.

The Company controls an investee when its existing rights give it the current ability to direct the relevant activities of the investee. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

When the Company loses controls of an investee, it derecognizes the assets and liabilities of the former subsidiary from the consolidated statement of financial position, at the date when control is lost. Any investment retained in the former subsidiary is recognized at its fair value and any resulting difference is recognized as gain or loss in the statement of income.

Jointly-controlled and affiliated entities are accounted for under the equity method.

b)       Consortia

The Company recognizes the proportional interest in assets, liabilities, and profits (losses) of consortium operations, since these investments are considered to be ‘joint operations’ in accordance with the requirements of IFRS 11.

c)        Transactions eliminated in consolidation

Intra-group balances and transactions, and any unrealized gains and losses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with investee companies accounted for under the equity method are eliminated against the investment in proportion to the Company’s equity interests in the investee. Unrealized losses are eliminated in the same way as unrealized gains are eliminated, but only up to the point at which there is no evidence of impairment.